Financial instruments - Hedging Activity (Details) R$ in Thousands, $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2021 BRL (R$)	Dec. 31, 2021 BRL (R$) Rate	Dec. 31, 2020 BRL (R$)	Dec. 31, 2021 USD ($) Rate
Disclosure of detailed information about financial instruments [line items]
Effective portion of cash flow hedge, net of tax			R$ 1,512
Reclassifications out of other comprehensive income, before tax	R$ 2,291
Reclassification out of other comprehensive income, after tax	R$ 1,512
Highly Probable Future Imports
Disclosure of detailed information about financial instruments [line items]
Effective portion – Gain / (Loss)		R$ (288)
Ineffective portion - Revenue/(Expense)		(358)
Discontinued hedge accounting – Revenue / (Expense)		(1,699)
Fair value – Asset / (Liability)			(2,487)
Bond Hedges
Disclosure of detailed information about financial instruments [line items]
Effective portion – Gain / (Loss)		255,346
Fair value – Asset / (Liability)		201,202
Loss recognized in OCI		(54,144)
04-Jan-21 | 07-Jul-20 | Highly Probable Future Imports
Disclosure of detailed information about financial instruments [line items]
Notional		R$ 21,340		$ 3,951
Contracted exchange rate (R$ per US$ 1.00) | Rate		5.40		5.40
Effective portion – Gain / (Loss)		R$ (288)
Ineffective portion - Revenue/(Expense)		(518)
Discontinued hedge accounting – Revenue / (Expense)		0
Fair value – Asset / (Liability)			(806)
04-Jan-21 | 05-Aug-20 | Highly Probable Future Imports
Disclosure of detailed information about financial instruments [line items]
Notional		R$ (5,837)		$ (1,100)
Contracted exchange rate (R$ per US$ 1.00) | Rate		5.31		5.31
Effective portion – Gain / (Loss)		R$ 0
Ineffective portion - Revenue/(Expense)		121
Discontinued hedge accounting – Revenue / (Expense)		0
Fair value – Asset / (Liability)			121
04-Jan-21 | 17-Sep-20 | Highly Probable Future Imports
Disclosure of detailed information about financial instruments [line items]
Notional		R$ (3,158)		$ (600)
Contracted exchange rate (R$ per US$ 1.00) | Rate		5.26		5.26
Effective portion – Gain / (Loss)		R$ 0
Ineffective portion - Revenue/(Expense)		39
Discontinued hedge accounting – Revenue / (Expense)		0
Fair value – Asset / (Liability)			39
01-Feb-21 | 05-Aug-20 | Highly Probable Future Imports
Disclosure of detailed information about financial instruments [line items]
Notional		R$ 15,450		$ 2,900
Contracted exchange rate (R$ per US$ 1.00) | Rate		5.33		5.33
Effective portion – Gain / (Loss)		R$ 0
Ineffective portion - Revenue/(Expense)		0
Discontinued hedge accounting – Revenue / (Expense)		430
Fair value – Asset / (Liability)			(418)
01-Feb-21 | 17-Sep-20 | Highly Probable Future Imports
Disclosure of detailed information about financial instruments [line items]
Notional		R$ (790)		$ (150)
Contracted exchange rate (R$ per US$ 1.00) | Rate		5.26		5.26
Effective portion – Gain / (Loss)		R$ 0
Ineffective portion - Revenue/(Expense)		0
Discontinued hedge accounting – Revenue / (Expense)		(32)
Fair value – Asset / (Liability)			12
01-Feb-21 | 14-Jan-21 | Highly Probable Future Imports
Disclosure of detailed information about financial instruments [line items]
Notional		R$ 14,302		$ (2,750)
Contracted exchange rate (R$ per US$ 1.00) | Rate		5.20		5.20
Effective portion – Gain / (Loss)		R$ 0
Ineffective portion - Revenue/(Expense)		0
Discontinued hedge accounting – Revenue / (Expense)		(756)
Fair value – Asset / (Liability)			0
01-Mar-21 | 17-Sep-20 | Highly Probable Future Imports
Disclosure of detailed information about financial instruments [line items]
Notional		R$ 10,020		$ 1,900
Contracted exchange rate (R$ per US$ 1.00) | Rate		5.27		5.27
Effective portion – Gain / (Loss)		R$ 0
Ineffective portion - Revenue/(Expense)		0
Discontinued hedge accounting – Revenue / (Expense)		487
Fair value – Asset / (Liability)			(165)
01-Mar-21 | 14-Jan-21 | Highly Probable Future Imports
Disclosure of detailed information about financial instruments [line items]
Notional		R$ 9,893		$ (1,900)
Contracted exchange rate (R$ per US$ 1.00) | Rate		5.21		5.21
Effective portion – Gain / (Loss)		R$ 0
Ineffective portion - Revenue/(Expense)		0
Discontinued hedge accounting – Revenue / (Expense)		(614)
Fair value – Asset / (Liability)			0
01-Apr-21 | 21-Oct-20 | Highly Probable Future Imports
Disclosure of detailed information about financial instruments [line items]
Notional		R$ 16,333		$ 2,900
Contracted exchange rate (R$ per US$ 1.00) | Rate		5.63		5.63
Effective portion – Gain / (Loss)		R$ 0
Ineffective portion - Revenue/(Expense)		0
Discontinued hedge accounting – Revenue / (Expense)		190
Fair value – Asset / (Liability)			(1,270)
01-Apr-21 | 14-Jan-21 | Highly Probable Future Imports
Disclosure of detailed information about financial instruments [line items]
Notional		R$ 15,118		$ (2,900)
Contracted exchange rate (R$ per US$ 1.00) | Rate		5.21		5.21
Effective portion – Gain / (Loss)		R$ 0
Ineffective portion - Revenue/(Expense)		0
Discontinued hedge accounting – Revenue / (Expense)		(1,404)
Fair value – Asset / (Liability)			R$ 0
16-Jun-2028 | 23-Jun-2021 | Bond Hedges | Notional R$248,500, CDI +2.94%
Disclosure of detailed information about financial instruments [line items]
Effective portion – Gain / (Loss)		29,717
Fair value – Asset / (Liability)		25,736
Notional		R$ 248,500		$ 50,000
Pay rate in local currency		0.0294%		0.0294%
Loss recognized in OCI		R$ (3,981)
16-Jun-2028 | 24-Jun-2021 | Bond Hedges | Notional R$247,000, CDI +2.90%
Disclosure of detailed information about financial instruments [line items]
Effective portion – Gain / (Loss)		31,229
Fair value – Asset / (Liability)		25,814
Notional		R$ 247,000		$ 50,000
Pay rate in local currency		0.029%		0.029%
Loss recognized in OCI		R$ (5,415)
16-Jun-2028 | 24-Jun-2021 | Bond Hedges | Notional R$248,500, CDI +2.90%
Disclosure of detailed information about financial instruments [line items]
Effective portion – Gain / (Loss)		29,721
Fair value – Asset / (Liability)		24,307
Notional		R$ 248,500		$ 50,000
Pay rate in local currency		0.029%		0.029%
Loss recognized in OCI		R$ (5,414)
16-Jun-2028 | 30-Jun-2021 | Bond Hedges | Notional R$375,263, CDI +2.99%
Disclosure of detailed information about financial instruments [line items]
Effective portion – Gain / (Loss)		42,042
Fair value – Asset / (Liability)		33,213
Notional		R$ 375,263		$ 75,000
Pay rate in local currency		0.0299%		0.0299%
Loss recognized in OCI		R$ (8,829)
16-Jun-2028 | 30-Jun-2021 | Bond Hedges | Notional R$250,700, CDI +2.99%
Disclosure of detailed information about financial instruments [line items]
Effective portion – Gain / (Loss)		27,500
Fair value – Asset / (Liability)		21,615
Notional		R$ 250,700		$ 50,000
Pay rate in local currency		0.0299%		0.0299%
Loss recognized in OCI		R$ (5,885)
16-Jun-2028 | 30-Jun-2021 | Bond Hedges | Notional R$250,110, CDI +2.98%
Disclosure of detailed information about financial instruments [line items]
Effective portion – Gain / (Loss)		28,095
Fair value – Asset / (Liability)		22,209
Notional		R$ 250,110		$ 50,000
Pay rate in local currency		0.0298%		0.0298%
Loss recognized in OCI		R$ (5,886)
16-Jun-2028 | 15-Jul-2021 | Bond Hedges | Notional R$127,353, CDI +2.99%
Disclosure of detailed information about financial instruments [line items]
Effective portion – Gain / (Loss)		11,737
Fair value – Asset / (Liability)		8,912
Notional		R$ 127,353		$ 25,000
Pay rate in local currency		0.0299%		0.0299%
Loss recognized in OCI		R$ (2,825)
16-Jun-2028 | 15-Jul-2021 | Bond Hedges | Notional R$127,353, CDI +2.99%, Two
Disclosure of detailed information about financial instruments [line items]
Effective portion – Gain / (Loss)		11,737
Fair value – Asset / (Liability)		8,744
Notional		R$ 127,353		$ 25,000
Pay rate in local currency		0.0299%		0.0299%
Loss recognized in OCI		R$ (2,993)
16-Jun-2028 | 16-Jul-2021 | Bond Hedges | Notional R$259,890, CDI +2.96%
Disclosure of detailed information about financial instruments [line items]
Effective portion – Gain / (Loss)		18,267
Fair value – Asset / (Liability)		12,290
Notional		R$ 259,890		$ 50,000
Pay rate in local currency		0.0296%		0.0296%
Loss recognized in OCI		R$ (5,977)
16-Jun-2028 | 06-Aug-2021 | Bond Hedges | Notional R$131,025, CDI +3.00%
Disclosure of detailed information about financial instruments [line items]
Effective portion – Gain / (Loss)		8,046
Fair value – Asset / (Liability)		5,654
Notional		R$ 131,025		$ 25,000
Pay rate in local currency		0.03%		0.03%
Loss recognized in OCI		R$ (2,392)
16-Jun-2028 | 10-Aug-2021 | Bond Hedges | Notional R$130,033, CDI +2.85%
Disclosure of detailed information about financial instruments [line items]
Effective portion – Gain / (Loss)		9,051
Fair value – Asset / (Liability)		6,808
Notional		R$ 130,033		$ 25,000
Pay rate in local currency		0.0285%		0.0285%
Loss recognized in OCI		R$ (2,243)
16-Jun-2028 | 11-Aug-2021 | Bond Hedges | Notional R$130,878, CDI +2.81%
Disclosure of detailed information about financial instruments [line items]
Effective portion – Gain / (Loss)		8,204
Fair value – Asset / (Liability)		5,900
Notional		R$ 130,878		$ 25,000
Pay rate in local currency		0.0281%		0.0281%
Loss recognized in OCI		R$ (2,304)